Document and Entity Information	Oct. 31, 2022
Cover [Abstract]
Entity Registrant Name	SEALED AIR CORP/DE
Amendment Flag	false
Entity Central Index Key	0001012100
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity Incorporation State Country Code	DE
Entity File Number	1-12139
Entity Tax Identification Number	65-0654331
Entity Address, Address Line One	2415 Cascade Pointe Boulevard
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28208
City Area Code	(980)
Local Phone Number	221-3235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.10 per share
Trading Symbol	SEE
Security Exchange Name	NYSE
Entity Emerging Growth Company	false